Repurchase of Shares - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2024	Aug. 02, 2023	May 12, 2021
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, Authorized amount		$ 1,100.0	$ 1,000.0
Treasury Stock	6,612
Average price at which ordinary shares are repurchased	$ 85.15
Share Repurchase Program August 2023 Member
Equity, Class of Treasury Stock [Line Items]
Remaining authority to repurchase outstanding ordinary shares	$ 537.6